UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201- 6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

44	Statement of Assets and Liabilities

46	Statement of Operations

47	Statements of Changes in Net Assets

48	Financial Highlights

52	Notes to Financial Statements

67	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/17	6/30/17	1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,048.10	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class B
Actual	$1,000.00	$1,043.90	$8.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.81	$8.05
Class C
Actual	$1,000.00	$1,044.90	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10
Class F
Actual	$1,000.00	$1,048.60	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class F3
Actual	$1,000.00	$1,021.10	$1.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.70	$1.27
Class I
Actual	$1,000.00	$1,047.90	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class P
Actual	$1,000.00	$1,047.30	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$1,046.10	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01
Class R3
Actual	$1,000.00	$1,045.40	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46
Class R4
Actual	$1,000.00	$1,047.90	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R5
Actual	$1,000.00	$1,049.30	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class R6
Actual	$1,000.00	$1,049.70	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.22	$2.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.61% for Class B, 1.42% for Class C, 0.70% for Class F, 0.53% for Class F3, 0.60% for Class I, 0.85% for Class P, 1.20% for Class R2, 1.09% for Class R3, 0.85% for Class R4, 0.60% for Class R5 and 0.52% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 87/365 (to reflect the period from April 4, 2017, commencement of operations, to June 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Asset Backed	1.35%
Automotive	0.91%
Banking	7.82%
Basic Industry	9.94%
Capital Goods	2.45%
Commercial Mortgage Backed	0.08%
Consumer Goods	4.11%
Energy	8.82%
Financial Services	3.51%
Foreign Government	4.14%
Healthcare	8.75%
Industrial	0.05%
Insurance	2.00%
Leisure	4.52%
Material and Processing	0.05%
Media	6.62%
Municipal	2.72%
Real Estate	1.12%
Retail	4.89%
Services	2.65%
Technology & Electronics	6.94%
Telecommunications	4.37%
Transportation	2.64%
U.S. Government	2.32%
Utility	3.57%
Repurchase Agreement	3.66%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.39%

ASSET-BACKED SECURITIES 1.37%

Automobiles 0.10%
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	$8,695	$8,608,179
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	2,457	2,452,517
Total					11,060,696

Other 1.27%
ALM XIX Ltd. 2016-19A C†	5.508%	#	7/15/2028	4,038	4,107,782
ALM XVIII Ltd. 2016-18A C†	5.508%	#	7/15/2027	4,500	4,570,745
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.808%	#	10/15/2027	3,600	3,607,444
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.372%	#	7/28/2028	1,750	1,769,400
Anchorage Capital CLO 9 Ltd. 2016-9A D†	4.951%	#	1/15/2029	8,100	8,215,686
Anchorage Capital CLO Ltd. 2013-1A C†	4.655%	#	7/13/2025	1,898	1,900,818
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,714,437
BlueMountain CLO Ltd. 2016-1A D†	5.956%	#	4/20/2027	4,200	4,237,478
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	9,437	9,426,369
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.739%	#	11/25/2027	22,500	22,604,681
JFIN CLO II Ltd. 2015-2A B1†	3.558%	#	10/19/2026	13,500	13,529,605
KKR Financial CLO Ltd. 2013-2A C†	4.903%	#	1/23/2026	3,500	3,521,151
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	4,308	4,309,925
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	5,549	5,559,852
Regatta III Funding Ltd. 2014-1A CR†	Zero Coupon	#	4/15/2026	4,600	4,595,069
Regatta IV Funding Ltd. 2014-1A DR†(a)	4.604%	#	7/25/2026	12,250	12,250,000
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	4,434	4,437,161
Sound Point CLO XI Ltd. 2016-1A D†	5.806%	#	7/20/2028	13,000	13,055,834
Voya CLO Ltd. 2016-2A C†	5.408%	#	7/19/2028	5,250	5,300,858
Westcott Park CLO Ltd. 2016-1A D†	5.506%	#	7/20/2028	7,650	7,786,086
Total					138,500,381
Total Asset-Backed Securities (cost $146,649,526)					149,561,077

Common Stocks 13.53%

				Shares (000)
Air Transportation 0.20%
Azul SA ADR*				525	11,071,216
Hawaiian Holdings, Inc.*				232	10,890,710
Total					21,961,926

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)		Fair Value
Auto Parts & Equipment 0.16%
Chassix Holdings, Inc.		607	$17,200,050

Banking 0.21%
Danske Bank A/S(b)	DKK	295	11,346,241
UniCredit SpA*(b)	EUR	604	11,284,488
Total			22,630,729

Beverages 0.66%
Becle SAB de CV*(b)	MXN	6,531	11,130,648
Brown-Forman Corp. Class B		219	10,662,305
Constellation Brands, Inc. Class A		59	11,362,265
Davide Campari-Milano SpA(b)	EUR	800	5,637,651
Monster Beverage Corp.*		215	10,696,104
Remy Cointreau SA(b)	EUR	189	22,043,132
Total			71,532,105

Building & Construction 0.12%
KB Home		536	12,854,536

Building Materials 0.20%
Fortune Brands Home & Security, Inc.		164	10,673,264
Summit Materials, Inc. Class A*		378	10,905,094
Total			21,578,358

Cable & Satellite Television 0.10%
Charter Communications, Inc. Class A*		33	11,142,998

Chemicals 0.20%
Platform Specialty Products Corp.*		864	10,955,140
Versum Materials, Inc.		333	10,817,202
Total			21,772,342

Discount Stores 0.10%
Wal-Mart Stores, Inc.		139	10,500,524

Diversified Capital Goods 0.25%
Illinois Tool Works, Inc.		74	10,586,175
Rockwell Automation, Inc.		103	16,675,564
Total			27,261,739

Electric: Integrated 0.74%
CMS Energy Corp.		478	22,097,233
El Paso Electric Co.		314	16,211,104
IDACORP, Inc.		182	15,543,771

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)		Fair Value
Electric: Integrated (continued)
PNM Resources, Inc.		277	$10,613,304
Portland General Electric Co.		352	16,079,316
Total			80,544,728

Electronics 0.40%
Cognex Corp.		78	6,640,793
Keyence Corp.(b)	JPY	24	10,392,217
Trimble, Inc.*		336	11,981,232
Universal Display Corp.		138	15,120,746
Total			44,134,988

Energy: Exploration & Production 0.33%
Bonanza Creek Energy, Inc.*		303	9,623,414
Chaparral Energy, Inc.*		517	11,507,722
Chaparral Energy, Inc.		109	2,419,999
Diamondback Energy, Inc.*		119	10,570,788
OGX Petroleo e Gas SA ADR*		315	228,923
Peabody Energy Corp.		4	87,976
Templar Energy LLC Class A Units		417	1,990,327
Total			36,429,149

Food & Drug Retailers 0.07%
Cia Brasileira de Distribuicao ADR*		401	7,845,591

Food: Wholesale 0.09%
Hershey Co. (The)		92	9,831,227

Forestry/Paper 0.21%
Louisiana-Pacific Corp.*		481	11,597,778
Potlatch Corp.		238	10,894,469
Total			22,492,247

Gaming 0.41%
Penn National Gaming, Inc.*		762	16,300,723
Scientific Games Corp. Class A*		456	11,913,345
Wynn Resorts Ltd.		119	16,016,342
Total			44,230,410

Hotels 0.30%
Choice Hotels International, Inc.		180	11,571,168
Marriott International, Inc. Class A		108	10,789,043
Wyndham Worldwide Corp.		108	$10,814,157
Total			33,174,368

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)		Fair Value
Integrated Energy 0.10%
First Solar, Inc.*		286	$11,397,544

Investments & Miscellaneous Financial Services 0.31%
BlackRock, Inc.		26	11,062,495
MarketAxess Holdings, Inc.		57	11,462,700
TransUnion*		260	11,277,924
Total			33,803,119

Machinery 0.25%
Nabtesco Corp.(b)	JPY	179	5,194,681
Nordson Corp.		94	11,405,900
Toro Co. (The)		154	10,670,798
Total			27,271,379

Managed Care 0.16%
WellCare Health Plans, Inc.*		94	16,893,005

Media: Content 0.21%
ION Media Networks, Inc.		4	1,756,437
Netflix, Inc.*		143	21,292,718
Total			23,049,155

Medical Products 0.87%
ABIOMED, Inc.*		40	5,760,660
Align Technology, Inc.*		75	11,295,930
Baxter International, Inc.		188	11,366,385
Charles River Laboratories International, Inc.*		112	11,318,887
Hill-Rom Holdings, Inc.		144	11,483,742
Intuitive Surgical, Inc.*		17	16,286,662
Mettler-Toledo International, Inc.*		18	10,564,293
Penumbra, Inc.*		195	17,133,451
Total			95,210,010

Metals/Mining (Excluding Steel) 0.16%
Century Aluminum Co.*		1,070	16,667,001
Mirabela Nickel Ltd.*(b)	AUD	31,268	240,324
Peabody Energy Corp.		9	220,290
Total			17,127,615

Monoline Insurance 0.11%
FNF Group		268	12,035,510

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)		Fair Value
Non-Electric Utilities 0.25%
Aqua America, Inc.		477	$15,897,420
Cia de Saneamento Basico do Estado de Sao Paulo ADR		1,163	11,074,635
Total			26,972,055

Packaging 0.10%
Silgan Holdings, Inc.		340	10,802,276

Personal & Household Products 0.67%
Brunswick Corp.		193	12,128,657
Clorox Co. (The)		80	10,634,151
Hasbro, Inc.		160	17,789,860
L’Oreal SA(b)	EUR	50	10,478,903
LVMH Moet Hennessy Louis Vuitton SE(b)	EUR	47	11,667,956
Pool Corp.		90	10,576,009
Total			73,275,536

Pharmaceuticals 0.73%
Blueprint Medicines Corp.*		332	16,843,265
Exelixis, Inc.*		503	12,394,752
Incyte Corp.*		122	15,309,397
Loxo Oncology, Inc.*		153	12,287,113
Regeneron Pharmaceuticals, Inc.*		23	11,436,195
Vertex Pharmaceuticals, Inc.*		90	11,535,927
Total			79,806,649

Printing & Publishing 0.10%
S&P Global, Inc.		75	10,956,112

Property & Casualty 0.20%
Allstate Corp. (The)		123	10,833,900
Progressive Corp. (The)		254	11,190,042
Total			22,023,942

Real Estate Development & Management 0.10%
Realogy Holdings Corp.		345	11,200,117

Real Estate Investment Trusts 0.24%
Colony Starwood Homes		301	10,337,603
CoreSite Realty Corp.		154	15,917,323
Total			26,254,926

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Shares (000)		Fair Value
Recreation & Travel 0.31%
Royal Caribbean Cruises Ltd.		104	$11,353,148
Six Flags Entertainment Corp.		185	11,022,962
Vail Resorts, Inc.		56	11,446,711
Total			33,822,821

Restaurants 0.59%
Chipotle Mexican Grill, Inc.*		23	9,728,418
Dave & Buster’s Entertainment, Inc.*		159	10,599,433
Shake Shack, Inc. Class A*		461	16,073,401
Starbucks Corp.		179	10,438,073
Yum China Holdings, Inc.*		453	17,843,140
Total			64,682,465

Software/Services 1.15%
Arista Networks, Inc.*		69	10,280,237
Atlassian Corp. plc Class A (Australia)*(c)		312	10,981,402
Blackbaud, Inc.		128	10,976,000
Global Payments, Inc.		120	10,836,052
InterXion Holding NV (Netherlands)*(c)		253	11,564,028
Mastercard, Inc. Class A		90	10,966,935
MercadoLibre, Inc. (Argentina)(c)		41	10,267,766
MSCI, Inc.		107	11,062,053
PayPal Holdings, Inc.*		209	11,215,581
Shopify, Inc. Class A (Canada)*(c)		64	5,596,099
Tableau Software, Inc. Class A*		174	10,633,409
Veeva Systems, Inc. Class A*		184	11,277,974
Total			125,657,536

Specialty Retail 0.68%
Cie Financiere Richemont SA(b)	CHF	130	10,680,365
Kering(b)	EUR	39	13,333,379
Maisons du Monde SA†*(b)	EUR	148	5,742,371
Moncler SpA(b)	EUR	704	16,483,879
Sally Beauty Holdings, Inc.*		280	5,668,988
Wayfair, Inc. Class A*		290	22,290,664
Total			74,199,646

Steel Producers/Products 0.08%
BlueScope Steel Ltd.(b)	AUD	802	8,140,200

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments			Shares (000)		Fair Value
Support: Services 0.58%
Adtalem Global Education, Inc.				301	$11,431,906
Bright Horizons Family Solutions, Inc.*				139	10,701,306
Laureate Education, Inc. Class A*				348	6,096,934
Sotheby’s*				222	11,928,319
Total System Services, Inc.				182	10,600,451
Triton International Ltd.				377	12,593,872
Total					63,352,788

Technology Hardware & Equipment 0.14%
3D Systems Corp.*				246	4,601,266
Corning, Inc.				365	10,973,298
Total					15,574,564

Telecommunications: Satellite 0.10%
Altice USA, Inc.*				345	11,140,270

Telecommunications: Wireless 0.18%
American Tower Corp.				149	19,711,181

Theaters & Entertainment 0.11%
Live Nation Entertainment, Inc.*				348	12,144,633

Transportation: Infrastructure/Services 0.20%
AP Moller - Maersk A/S Class B(b)			DKK	6	11,356,121
Hapag-Lloyd AG†*(b)			EUR	345	10,027,085
Total					21,383,206

Trucking & Delivery 0.10%
Old Dominion Freight Line, Inc.				116	11,083,745
Total Common Stocks (cost $1,341,620,158)					1,476,090,020

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.42%

Automakers 0.10%
Tesla, Inc.	2.375%	3/15/2022		$8,469	10,660,354

Energy: Exploration & Production 0.00%
Oleo e Gas Participacoes SA(c)(d)	10.00%	4/1/2017	BRL	201	205,789
Oleo e Gas Participacoes SA(c)(d)	10.00%	4/1/2017	BRL	254	259,718
Total					465,507

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.11%
Ctrip.com International Ltd. (China)(c)	1.99%		7/1/2025	$9,740	$11,913,237

Software/Services 0.21%
Take-Two Interactive Software, Inc.	1.00%		7/1/2018	3,204	10,909,620
Zillow Group, Inc.†	2.00%		12/1/2021	9,851	11,531,827
Total					22,441,447
Total Convertible Bonds (cost $43,245,851)					45,480,545

	Dividend Rate			Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.57%

Building & Construction 0.10%
William Lyon Homes Units*	Zero Coupon			97	11,049,696

Electric: Integrated 0.14%
Black Hills Corp. Units*	Zero Coupon			211	15,598,706

Personal & Household Products 0.16%
Stanley Black & Decker, Inc.	5.375%			160	17,518,992

Real Estate Investment Trusts 0.05%
American Tower Corp.	5.50%			45	5,431,104

Software/Services 0.12%
Mandatory Exchangeable Trust†	5.75%			80	13,050,093
Total Convertible Preferred Stocks (cost $55,956,113)					62,648,591

	Interest Rate			Principal Amount (000)
FLOATING RATE LOANS(e) 2.51%

Aerospace 0.17%
Intrawest Resorts Holdings, Inc. Term Loan B2	–	(f)	6/28/2024	$18,138	18,183,345

Auto Parts & Equipment 0.07%
Chassix, Inc. Initial Term Loan	12.00%		7/29/2019	7,215	7,287,142

Building Materials 0.12%
Zodiac Pool Solutions LLC Tranche B1 Term Loan	5.296%		12/20/2023	13,403	13,536,762

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.33%
Lightstone Holdco LLC Refinanced Term Loan B	5.726%		1/30/2024	$23,707	$23,151,606
Lightstone Holdco LLC Refinanced Term Loan C	5.726%		1/30/2024	1,469	1,434,926
Longview Power LLC Advance Term Loan B	7.23%		4/13/2021	8,903	6,343,319
Moxie Liberty LLC Advance Construction Term Loan B1	7.796%		8/21/2020	4,989	4,624,265
Total					35,554,116

Energy: Exploration & Production 0.34%
California Resources Corp. Term Loan	4.226%		9/24/2019	6,796	6,558,469
California Resources Corp. Term Loan	11.534%		12/31/2021	9,003	9,543,533
Chief Exploration & Development LLC 2nd Lien Term Loan	7.932%		5/16/2021	10,310	9,974,820
Jonah Energy LLC 2nd Lien Initial Term Loan	7.726%		5/12/2021	11,443	10,961,241
Total					37,038,063

Gaming 0.30%
Amaya Holdings B.V. 1st Lien Initial Term Loan B3 (Netherlands)(c)	4.796%		8/1/2021	10,890	10,921,256
Cowlitz Tribal Gaming Authority Term Loan B	11.796%		12/6/2021	20,025	22,428,000
Total					33,349,256

Health Facilities 0.10%
Surgery Partners, LLC Term Loan B	–	(f)	6/20/2024	10,862	10,916,364

Health Services 0.10%
Genoa, a QoL Healthcare Co., LLC 1st Lien initial Term Loan	4.976%		10/30/2023	10,738	10,799,475

Investments & Miscellaneous Financial Services 0.09%
Russell Investments US Institutional Holdco, Inc. Initial Term	–	(f)	6/1/2023	3,190	3,241,781
VFH Parent LLC Initial Term Loan	–	(f)	12/30/2021	6,225	6,279,469
Total					9,521,250

Media: Diversified 0.10%
UFC Holdings, LLC 2nd Lien Term Loan	8.716%		8/18/2024	10,878	11,122,755

Metals/Mining (Excluding Steel) 0.05%
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.226%		1/17/2020	5,820	5,856,375

Personal & Household Products 0.16%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.796%		10/15/2020	20,692	17,613,801

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Real Estate Development & Management 0.10%
Capital Automotive L.P. 2nd Lien Initial Tranche Term Loan B	7.22%	3/24/2025		$10,316	$10,509,425

Recreation & Travel 0.02%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(c)	8.004%	7/29/2022		2,759	2,782,885

Software/Services 0.09%
Misys Ltd 2nd Lien Dollar Term Loan	8.459%	6/13/2025		9,715	9,920,569

Specialty Retail 0.24%
Container Store, Inc. (The) Facility Term Loan	4.546%	4/6/2019		11,042	10,662,058
PetSmart, Inc. Tranche B2 Term Loan	4.22%	3/11/2022		16,528	15,430,706
Total					26,092,764

Support: Services 0.13%
Monitronics International Inc. Term Loan B2	6.796%	9/30/2022		10,705	10,819,971
Pike Corp. 1st Lien Initial Term Loan	4.98%	3/8/2024		2,995	3,038,553
Total					13,858,524
Total Floating Rate Loans (cost $267,180,346)					273,942,871

FOREIGN BONDS(c) 0.25%

France 0.15%
CMA CGM SA†	7.75%	1/15/2021	EUR	13,503	16,126,019

Netherlands 0.10%
Hema Bondco I BV†	6.25%	6/15/2019	EUR	9,325	10,690,080
Total Foreign Bonds (cost $25,223,899)					26,816,099

FOREIGN GOVERNMENT OBLIGATIONS 4.33%

Argentina 0.94%
City of Buenos Aires†(c)	7.50%	6/1/2027		$10,725	11,557,582
City of Buenos Aires†(c)	8.95%	2/19/2021		8,675	9,694,312
Province of Santa Fe†(c)	6.90%	11/1/2027		11,221	11,211,687
Provincia de Buenos Aires†(c)	6.50%	2/15/2023		13,313	13,625,855
Provincia de Mendoza†(c)	8.375%	5/19/2024		11,654	12,457,776
Provincia of Neuquen†(c)	7.50%	4/27/2025		4,559	4,684,373
Provincia of Neuquen†(c)	8.625%	5/12/2028		9,300	10,460,175
Republic of Argentina(c)	6.875%	1/26/2027		12,790	13,256,835
Republic of Argentina(c)	7.50%	4/22/2026		14,232	15,334,980
Total					102,283,575

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Australia 0.38%
Australian Government(b)	4.25%	4/21/2026	AUD	26,802	$23,333,040
Queensland Treasury Corp.†(b)	4.00%	6/21/2019	AUD	22,400	17,889,809
Total					41,222,849

Bahamas 0.09%
Commonwealth of Bahamas†(c)	5.75%	1/16/2024		$9,825	10,291,688

Bermuda 0.21%
Government of Bermuda†	4.138%	1/3/2023		11,720	12,276,700
Government of Bermuda†	4.854%	2/6/2024		9,725	10,559,697
Total					22,836,397

Brazil 0.13%
Federal Republic of Brazil†(c)	5.333%	2/15/2028		14,375	14,051,563

Canada 0.33%
Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	44,800	36,061,444

Cayman Islands 0.04%
Cayman Islands Government†	5.95%	11/24/2019		$4,375	4,768,750

Chile 0.08%
Republic of Chile(c)	3.86%	6/21/2047		8,690	8,728,019

Ethiopia 0.10%
Republic of Ethiopia†(c)	6.625%	12/11/2024		10,600	10,534,015

Ghana 0.19%
Republic of Ghana†(c)	9.25%	9/15/2022		19,500	21,075,035

Greece 0.15%
Hellenic Republic†(b)	4.75%	4/17/2019	EUR	14,317	16,649,880

Honduras 0.18%
Honduras Government†(c)	6.25%	1/19/2027		$18,650	19,349,375

Ivory Coast 0.03%
Ivory Coast†(b)	5.125%	6/15/2025	EUR	3,034	3,510,611

Jamaica 0.35%
Government of Jamaica(c)	6.75%	4/28/2028		$13,650	15,492,750
Government of Jamaica(c)	7.625%	7/9/2025		9,550	11,179,516
Government of Jamaica(c)	8.00%	3/15/2039		9,890	11,719,650
Total					38,391,916

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Nigeria 0.09%
Republic of Nigeria†(c)	7.875%	2/16/2032		$9,260	$10,070,620

Qatar 0.13%
State of Qatar†(c)	4.625%	6/2/2046		13,425	13,610,319

Senegal 0.15%
Republic of Senegal†(c)	6.25%	5/23/2033		16,082	16,363,644

South Africa 0.26%
Republic of South Africa(b)	7.00%	2/28/2031	ZAR	447,526	28,039,945

Sri Lanka 0.19%
Republic of Sri Lanka†(c)	6.20%	5/11/2027		$9,641	9,649,754
Republic of Sri Lanka†(c)	6.825%	7/18/2026		10,650	11,245,601
Total					20,895,355

United Arab Emirates 0.12%
Abu Dhabi Government International†(c)	3.125%	5/3/2026		12,745	12,934,263

Zambia 0.19%
Republic of Zambia†(c)	8.97%	7/30/2027		19,134	20,429,372
Total Foreign Government Obligations (cost $451,493,238)					472,098,635

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 2.35%
Federal National Mortgage Assoc.(g) (cost $257,807,030)	3.50%	TBA		250,000	256,711,005

HIGH YIELD CORPORATE BONDS 69.18%

Advertising 0.29%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		13,978	14,435,081
Lamar Media Corp.	5.75%	2/1/2026		4,938	5,339,213
Southern Graphics, Inc.†	8.375%	10/15/2020		11,075	11,324,187
Total					31,098,481

Aerospace/Defense 0.16%
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		7,725	8,014,688
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		9,197	9,898,271
Total					17,912,959

Air Transportation 0.48%
Air Canada (Canada)†(c)	7.75%	4/15/2021		10,183	11,710,450
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(c)	4.125%	12/15/2027		7,601	7,947,864

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Air Transportation (continued)
American Airlines 2017-1B Class B Pass-Through Trust	4.95%		2/15/2025		$4,440	$4,584,300
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(c)	8.375%		5/10/2020		7,278	7,296,195
Latam Finance Ltd.†	6.875%		4/11/2024		20,622	21,027,222
Total						52,566,031

Auto Parts & Equipment 0.64%
Allison Transmission, Inc.†	5.00%		10/1/2024		11,116	11,421,690
American Axle & Manufacturing, Inc.†	6.25%		4/1/2025		8,899	8,698,772
American Axle & Manufacturing, Inc.†	6.50%		4/1/2027		15,399	15,014,025
Gates Global LLC/Gates Global Co.†	6.00%		7/15/2022		15,102	15,215,265
International Automotive Components Group SA (Luxembourg)†(c)	9.125%		6/1/2018		7,088	6,919,660
TI Group Automotive Systems LLC (United Kingdom)†(c)	8.75%		7/15/2023		12,004	12,754,250
Total						70,023,662

Automakers 0.11%
BMW US Capital LLC†	2.80%		4/11/2026		12,685	12,354,353
General Motors Co.	8.375%		7/15/2049		15,000	1,500
Total						12,355,853

Banking 7.91%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025		24,727	26,117,671
Akbank TAS (Turkey)†(c)	7.20%	#	3/16/2027		10,200	10,613,610
American Express Credit Corp.	3.30%		5/3/2027		17,804	17,772,736
ANZ New Zealand Int’l Ltd. (United Kingdom)†(c)	2.125%		7/28/2021		13,090	12,880,141
Associated Banc-Corp.	4.25%		1/15/2025		8,885	9,076,943
Astoria Financial Corp.	3.50%		6/8/2020		13,364	13,444,839
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75%	#	–	(h)	11,885	13,162,947
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	9.00%	#	–	(h)	9,600	10,055,942
Banco de Bogota SA (Colombia)†(c)	6.25%		5/12/2026		8,300	8,861,246
Banco de Galicia y Buenos Aires SA (Argentina)†(c)	8.25%	#	7/19/2026		9,525	10,763,250
Banco do Brasil SA†	6.25%	#	–	(h)	11,579	9,911,624
Bank of America Corp.	4.00%		1/22/2025		15,500	15,786,611
Bank of America Corp.	4.45%		3/3/2026		22,213	23,161,762
BankUnited, Inc.	4.875%		11/17/2025		22,890	23,820,868
Barclays Bank plc (United Kingdom)(c)	7.625%		11/21/2022		8,989	10,298,023
BNP Paribas SA (France)†(c)	6.75%	#	–	(h)	16,899	17,870,693

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banking (continued)
Citigroup, Inc.	4.45%		9/29/2027		$13,296	$13,846,641
Citizens Financial Group, Inc.	4.35%		8/1/2025		7,971	8,283,814
Comerica, Inc.	3.80%		7/22/2026		11,098	11,245,237
Commonwealth Bank of Australia (Australia)†(c)	4.50%		12/9/2025		7,979	8,369,939
Compass Bank	3.875%		4/10/2025		20,900	20,855,378
Credit Suisse Group AG (Switzerland)†(c)	7.50%	#	–	(h)	8,994	10,107,142
Fifth Third Bancorp	8.25%		3/1/2038		15,095	22,644,266
Finansbank AS (Turkey)†(c)	4.875%		5/19/2022		13,220	13,119,726
First Republic Bank	4.625%		2/13/2047		10,256	10,592,869
Goldman Sachs Group, Inc. (The)	2.277%	#	4/26/2022		6,189	6,239,440
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	13,612,100
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		18,995	24,756,506
Home BancShares, Inc.	5.625%	#	4/15/2027		23,166	24,034,725
HSBC Holdings plc (United Kingdom)(c)	4.25%		8/18/2025		33,076	34,040,364
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		23,431	24,783,297
Intesa Sanpaolo SpA (Italy)†(c)	7.70%	#	–	(h)	25,685	26,808,719
JPMorgan Chase & Co.	3.54%	#	5/1/2028		11,994	12,075,043
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	18,151,175
JPMorgan Chase & Co.	6.75%	#	–	(h)	15,952	18,145,400
Lloyds Banking Group plc (United Kingdom)(c)	7.50%	#	–	(h)	14,598	16,139,914
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%	#	–	(h)	17,086	17,513,150
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020		7,700	8,369,199
Morgan Stanley	3.125%		7/27/2026		18,976	18,472,889
Morgan Stanley	4.00%		7/23/2025		8,326	8,699,896
National Savings Bank (Sri Lanka)†(c)	5.15%		9/10/2019		9,585	9,740,277
People’s United Bank NA	4.00%		7/15/2024		9,400	9,497,892
Popular, Inc.	7.00%		7/1/2019		18,940	19,981,700
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.125%		5/28/2024		5,151	5,419,243
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.10%		6/10/2023		24,392	26,906,620
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%		12/15/2022		4,464	4,892,459
Royal Bank of Scotland Group plc (United Kingdom)(c)	7.50%	#	–	(h)	20,522	21,230,009
Royal Bank of Scotland Group plc (United Kingdom)(c)	8.625%	#	–	(h)	14,174	15,485,095
Standard Chartered plc (United Kingdom)†(c)	7.50%	#	–	(h)	12,700	13,620,750
SVB Financial Group	3.50%		1/29/2025		8,859	8,710,452

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banking (continued)
Toronto-Dominion Bank (The) (Canada)(c)	3.625%	#	9/15/2031		$6,667	$6,625,791
Turkiye Garanti Bankasi AS (Turkey)†(c)	5.25%		9/13/2022		19,525	19,874,497
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.125%	#	5/24/2027		15,840	15,724,653
UBS AG/Stamford CT	7.625%		8/17/2022		4,894	5,757,791
UBS Group AG (Switzerland)(c)	7.00%	#	–	(h)	8,600	9,540,556
UniCredit SpA (Italy)(c)	6.375%	#	5/2/2023		9,651	9,951,764
Washington Mutual Bank(d)	6.875%		6/15/2011		22,500	2,250
Wells Fargo & Co.	4.90%		11/17/2045		15,891	17,392,684
Wells Fargo Capital X	5.95%		12/1/2086		8,878	10,063,213
Zenith Bank plc (Nigeria)†(c)	7.375%		5/30/2022		8,900	8,737,130
Total						863,660,561

Beverages 0.77%
Anheuser-Busch InBev Finance, Inc.	3.65%		2/1/2026		28,730	29,655,479
Bacardi Ltd.†	2.75%		7/15/2026		11,001	10,558,177
Brown-Forman Corp.	4.50%		7/15/2045		15,274	16,741,220
Dr. Pepper Snapple Group, Inc.	2.55%		9/15/2026		7,946	7,498,275
PepsiCo, Inc.	3.60%		3/1/2024		14,292	15,133,570
PepsiCo, Inc.	4.25%		10/22/2044		4,605	4,879,357
Total						84,466,078

Building & Construction 1.58%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		16,240	16,646,000
Beazer Homes USA, Inc.	6.75%		3/15/2025		9,195	9,608,775
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(c)	6.125%		7/1/2022		9,237	9,606,480
K. Hovnanian Enterprises, Inc.†	7.25%		10/15/2020		16,076	16,437,710
Lennar Corp.	4.75%		11/15/2022		15,303	16,355,081
Lennar Corp.	4.75%		5/30/2025		7,075	7,419,906
PulteGroup, Inc.	5.00%		1/15/2027		20,770	21,393,100
PulteGroup, Inc.	6.375%		5/15/2033		25,646	26,928,300
Toll Brothers Finance Corp.	5.625%		1/15/2024		11,550	12,488,438
William Lyon Homes, Inc.	5.875%		1/31/2025		14,899	15,383,218
William Lyon Homes, Inc.	7.00%		8/15/2022		19,481	20,211,537
Total						172,478,545

Building Materials 1.43%
Allegion plc (Ireland)(c)	5.875%		9/15/2023		3,725	4,023,000
Builders FirstSource, Inc.†	5.625%		9/1/2024		6,979	7,293,055
Builders FirstSource, Inc.†	10.75%		8/15/2023		9,553	11,057,598

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
Eagle Materials, Inc.	4.50%	8/1/2026	$9,894	$10,166,085
FBM Finance, Inc.†	8.25%	8/15/2021	8,892	9,570,015
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,803	11,389,895
Lennox International, Inc.	3.00%	11/15/2023	9,778	9,775,937
Martin Marietta Materials, Inc.	4.25%	7/2/2024	9,986	10,495,875
Masco Corp.	4.375%	4/1/2026	5,532	5,928,644
Masonite International Corp.†	5.625%	3/15/2023	9,897	10,391,850
Ply Gem Industries, Inc.	6.50%	2/1/2022	8,720	9,139,977
Standard Industries, Inc.†	5.375%	11/15/2024	17,513	18,541,889
Standard Industries, Inc.†	6.00%	10/15/2025	16,055	17,259,125
U.S. Concrete, Inc.	6.375%	6/1/2024	2,330	2,469,800
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	16,600	18,135,500
Total				155,638,245

Business Services 0.22%
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	11,721	12,160,537
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	11,222	12,222,554
Total				24,383,091

Cable & Satellite Television 4.64%
Altice Financing SA (Luxembourg)†(c)	6.625%	2/15/2023	13,500	14,356,440
Altice Financing SA (Luxembourg)†(c)	7.50%	5/15/2026	21,837	24,293,662
Cablevision SA (Argentina)†(c)	6.50%	6/15/2021	8,595	9,132,188
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	29,505,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	6,326	6,658,115
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	28,685	29,402,125
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	19,735	21,165,788
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,840,730
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	22,001	26,178,110
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	7,403	8,927,603
CSC Holdings LLC†	10.125%	1/15/2023	8,050	9,358,125
CSC Holdings LLC†	10.875%	10/15/2025	47,846	57,714,237
DISH DBS Corp.	7.75%	7/1/2026	61,134	72,596,625
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	24,648,268

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Cable & Satellite Television (continued)
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	$5,376	$5,819,520
SFR Group SA (France)†(c)	6.00%	5/15/2022	29,746	31,158,935
SFR Group SA (France)†(c)	6.25%	5/15/2024	7,860	8,331,600
SFR Group SA (France)†(c)	7.375%	5/1/2026	9,580	10,430,225
Time Warner Cable, Inc.	5.875%	11/15/2040	13,691	15,328,005
Unitymedia GmbH (Germany)†(c)	6.125%	1/15/2025	4,246	4,575,065
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.00%	1/15/2025	11,798	12,417,395
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.50%	1/15/2023	17,456	18,153,720
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,988	17,858,635
Virgin Media Finance plc (United Kingdom)†(c)	6.00%	10/15/2024	8,740	9,297,175
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024	10,065	10,694,063
Ziggo Secured Finance BV (Netherlands)†(c)	5.50%	1/15/2027	10,728	10,982,790
Total				505,824,144

Chemicals 1.55%
Albemarle Corp.	5.45%	12/1/2044	13,345	15,581,395
Celanese US Holdings LLC	5.875%	6/15/2021	5,554	6,235,165
CF Industries, Inc.†	4.50%	12/1/2026	10,229	10,538,178
Chemours Co. (The)	5.375%	5/15/2027	6,128	6,296,520
Chemours Co. (The)	7.00%	5/15/2025	15,344	16,801,680
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	3,779	4,298,612
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020	8,130	7,398,300
Hexion, Inc.†	10.375%	2/1/2022	9,817	9,767,915
Koppers, Inc.†	6.00%	2/15/2025	9,885	10,527,525
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	9,050	10,498,000
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023	6,945	7,162,031
Olin Corp.	5.125%	9/15/2027	18,230	18,822,475
TPC Group, Inc.†	8.75%	12/15/2020	10,890	9,855,450
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(c)	6.75%	5/1/2022	4,440	4,717,500
Tronox Finance LLC†	7.50%	3/15/2022	19,702	20,391,570
Westlake Chemical Corp.	3.60%	8/15/2026	10,828	10,768,587
Total				169,660,903

Consumer/Commercial/Lease Financing 1.17%
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	15,814	16,248,885
Navient Corp.	5.00%	10/26/2020	8,744	9,093,760

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Consumer/Commercial/Lease Financing (continued)
Navient Corp.	6.125%		3/25/2024	$32,920	$34,072,200
Navient Corp.	6.625%		7/26/2021	25,966	28,010,822
Navient Corp.	6.75%		6/25/2025	24,860	25,683,612
NFP Corp.†	9.00%		7/15/2021	13,646	14,324,889
Total					127,434,168

Discount Stores 0.70%
Amazon.com, Inc.	4.80%		12/5/2034	65,934	76,210,803

Diversified Capital Goods 0.97%
BCD Acquisition, Inc.†	9.625%		9/15/2023	13,913	15,095,605
General Cable Corp.	5.75%		10/1/2022	10,200	10,251,000
Griffon Corp.	5.25%		3/1/2022	10,928	11,173,880
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%		5/27/2025	12,036	12,245,463
SPX FLOW, Inc.†	5.625%		8/15/2024	4,609	4,770,315
SPX FLOW, Inc.†	5.875%		8/15/2026	12,169	12,625,337
Valmont Industries, Inc.	5.25%		10/1/2054	23,209	22,461,438
Wabtec Corp.†	3.45%		11/15/2026	17,774	17,561,512
Total					106,184,550

Electric: Distribution/Transportation 0.09%
Oklahoma Gas & Electric Co.	4.15%		4/1/2047	8,896	9,317,724

Electric: Generation 0.37%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(c)	5.95%		12/15/2039	13,014	13,312,047
Listrindo Capital BV (Netherlands)†(c)	4.95%		9/14/2026	9,609	9,777,157
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025	16,489	17,808,642
Total					40,897,846

Electric: Integrated 1.57%
Black Hills Corp.	3.95%		1/15/2026	7,112	7,346,027
El Paso Electric Co.	5.00%		12/1/2044	16,498	17,868,324
Emera, Inc. (Canada)(c)	6.75%	#	6/15/2076	9,025	10,243,375
Enel Finance International NV (Netherlands)†(c)	4.75%		5/25/2047	14,697	15,205,193
Entergy Arkansas, Inc.	4.95%		12/15/2044	16,883	17,395,939
Entergy Mississippi, Inc.	2.85%		6/1/2028	13,321	12,888,494
Eskom Holdings SOC Ltd. (South Africa)†(c)	5.75%		1/26/2021	10,664	10,792,565
Indianapolis Power & Light Co.†	4.05%		5/1/2046	20,428	20,260,409
Louisville Gas & Electric Co.	4.375%		10/1/2045	15,039	16,207,726

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Integrated (continued)
Monongahela Power Co.†	3.55%	5/15/2027	$8,903	$8,999,571
Orazul Energy Egenor S en C por A (Peru)†(c)	5.625%	4/28/2027	10,806	10,589,880
Puget Sound Energy, Inc.	7.02%	12/1/2027	2,920	3,784,159
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	10,604	10,606,163
Southern California Edison Co.	3.90%	3/15/2043	8,688	8,877,581
Total				171,065,406

Electronics 1.42%
Applied Materials, Inc.	4.35%	4/1/2047	21,973	23,416,231
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	10,651	10,959,900
Micron Technology, Inc.	7.50%	9/15/2023	9,155	10,264,586
Nokia OYJ (Finland)(c)	4.375%	6/12/2027	8,911	9,094,834
NVIDIA Corp.	3.20%	9/16/2026	29,939	29,747,241
Qorvo, Inc.	7.00%	12/1/2025	25,391	28,945,740
Trimble, Inc.	4.75%	12/1/2024	27,261	29,156,239
Xilinx, Inc.	2.95%	6/1/2024	12,846	12,889,008
Total				154,473,779

Energy: Exploration & Production 4.07%
Bill Barrett Corp.	7.00%	10/15/2022	10,504	8,928,400
Bonanza Creek Energy, Inc.(d)	6.75%	4/15/2021	14,211	1,421
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	16,479	15,943,432
Chesapeake Energy Corp.	4.875%	4/15/2022	11,755	10,990,925
Concho Resources, Inc.	5.50%	4/1/2023	33,884	34,985,230
CONSOL Energy, Inc.	5.875%	4/15/2022	9,743	9,621,213
CONSOL Energy, Inc.	8.00%	4/1/2023	9,831	10,371,705
Continental Resources, Inc.	3.80%	6/1/2024	27,487	25,305,082
Continental Resources, Inc.	4.50%	4/15/2023	10,423	9,980,023
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	28,262,437
Denbury Resources, Inc.	4.625%	7/15/2023	7,078	3,786,730
Denbury Resources, Inc.	5.50%	5/1/2022	23,539	13,299,535
Eclipse Resources Corp.	8.875%	7/15/2023	12,039	12,039,000
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	5,447	5,460,618
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	27,312	25,263,600
Kosmos Energy Ltd.†	7.875%	8/1/2021	11,250	11,531,250
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	12,484	9,714,113
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	11,054	10,100,592
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	23,142	18,108,615
Murphy Oil Corp.	6.875%	8/15/2024	5,221	5,468,998

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Newfield Exploration Co.	5.625%	7/1/2024	$18,026	$18,882,235
Oasis Petroleum, Inc.	6.875%	3/15/2022	10,141	9,887,475
OGX Austria GmbH (Austria)†(c)(d)	8.50%	6/1/2018	20,000	400
PDC Energy, Inc.	7.75%	10/15/2022	22,734	23,700,195
PT Saka Energi Indonesia (Indonesia)†(c)	4.45%	5/5/2024	8,582	8,637,096
Range Resources Corp.	4.875%	5/15/2025	23,114	22,073,870
Range Resources Corp.†	5.875%	7/1/2022	9,578	9,769,560
Sanchez Energy Corp.	6.125%	1/15/2023	12,198	9,819,390
Sanchez Energy Corp.	7.75%	6/15/2021	7,587	6,904,170
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	20,201	21,160,547
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	16,776,091
Ultra Resources, Inc.†	6.875%	4/15/2022	8,055	8,004,656
Ultra Resources, Inc.†	7.125%	4/15/2025	6,267	6,188,663
WPX Energy, Inc.	5.25%	9/15/2024	4,952	4,729,160
WPX Energy, Inc.	6.00%	1/15/2022	8,780	8,736,100
Total				444,432,527

Food & Drug Retailers 0.68%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	7,141	6,658,983
Fresh Market, Inc. (The)†	9.75%	5/1/2023	4,447	3,741,039
Ingles Markets, Inc.	5.75%	6/15/2023	10,063	9,949,791
New Albertson’s, Inc.	7.75%	6/15/2026	16,863	16,989,472
Rite Aid Corp.†	6.125%	4/1/2023	4,330	4,275,875
Rite Aid Corp.	7.70%	2/15/2027	19,757	20,053,355
SMU SA (Chile)†(c)	7.75%	2/8/2020	4,969	5,114,443
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	9,145	7,556,056
Total				74,339,014

Food: Wholesale 0.90%
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	12,441	13,249,665
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	12,205	12,937,300
Cosan Luxembourg SA (Luxembourg)†(c)	7.00%	1/20/2027	15,023	15,443,644
Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022	10,975	11,804,710
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	11,984	12,403,440
MHP SA (Ukraine)†(c)	7.75%	5/10/2024	10,363	10,542,280
Post Holdings, Inc.†	5.75%	3/1/2027	21,105	21,790,912
Total				98,171,951

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Forestry/Paper 0.37%
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	$18,438	$19,774,755
Rayonier AM Products, Inc.†	5.50%	6/1/2024	11,115	10,871,915
Rayonier, Inc.	3.75%	4/1/2022	9,858	9,973,960
Total				40,620,630

Gaming 1.84%
Boyd Gaming Corp.	6.875%	5/15/2023	14,473	15,540,384
Caesars Entertainment Operating Co., Inc.(d)	10.00%	12/15/2018	18,971	17,477,851
Eldorado Resorts, Inc.†(a)	6.00%	4/1/2025	448	476,560
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	6,156	6,739,527
International Game Technology plc†	6.50%	2/15/2025	11,149	12,291,772
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	10,055	10,934,813
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	4,760	5,212,200
MGM Resorts International	6.00%	3/15/2023	38,946	43,035,330
MGM Resorts International	7.75%	3/15/2022	3,738	4,396,823
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	26,841	28,015,294
Penn National Gaming, Inc.†	5.625%	1/15/2027	11,366	11,607,527
River Rock Entertainment Authority(d)	9.00%	11/1/2018	10,368	2,384,640
Scientific Games International, Inc.	10.00%	12/1/2022	15,930	17,523,000
Wynn Macau Ltd. (Macau)†(c)	5.25%	10/15/2021	24,295	24,963,112
Total				200,598,833

Gas Distribution 1.91%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	9,770	9,892,125
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	8,104	8,316,730
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	9,338	9,991,660
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	8,783	9,836,960
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,364,035
Energy Transfer Equity LP	5.50%	6/1/2027	9,977	10,376,080
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	12,620,250
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	19,085,670
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	19,264,845
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	13,716	14,298,930
Magellan Midstream Partners LP	5.00%	3/1/2026	9,376	10,358,783
Rockies Express Pipeline LLC†	5.625%	4/15/2020	13,991	14,935,392
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,930	15,253,350

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
Southern Star Central Corp.†	5.125%	7/15/2022	$10,145	$10,373,263
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	9,311,006
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	9,608	10,256,540
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	2,542	2,764,425
Williams Cos., Inc. (The)	3.70%	1/15/2023	4,645	4,598,550
Williams Cos., Inc. (The)	4.55%	6/24/2024	3,910	4,037,075
Total				207,935,669

Health Facilities 3.55%
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	8,940	9,565,800
Ascension Health	3.945%	11/15/2046	8,881	9,032,341
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	16,180	16,764,098
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	26,645	26,878,144
Dignity Health	3.812%	11/1/2024	7,500	7,703,310
Dignity Health	4.50%	11/1/2042	9,526	9,141,245
Dignity Health	5.267%	11/1/2064	8,926	9,173,366
Envision Healthcare Corp.†	5.125%	7/1/2022	5,347	5,514,094
Envision Healthcare Corp.	5.625%	7/15/2022	8,159	8,464,963
HCA, Inc.	5.25%	4/15/2025	13,995	15,079,613
HCA, Inc.	5.25%	6/15/2026	6,878	7,435,118
HCA, Inc.	5.50%	6/15/2047	17,493	18,148,987
HCA, Inc.	5.875%	3/15/2022	8,139	9,044,464
HCA, Inc.	7.05%	12/1/2027	3,490	3,926,250
HCA, Inc.	7.50%	2/15/2022	39,234	45,266,227
HCA, Inc.	7.58%	9/15/2025	5,778	6,659,145
HCA, Inc.	7.69%	6/15/2025	12,776	14,884,040
HCA, Inc.	8.36%	4/15/2024	2,295	2,754,000
Kindred Healthcare, Inc.	8.75%	1/15/2023	15,070	15,898,850
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	29,037,477
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	16,126,121
Northwell Healthcare, Inc.	3.979%	11/1/2046	30,946	29,652,117
NYU Hospitals Center	4.368%	7/1/2047	11,359	11,912,956
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,865	10,629,538
RWJ Barnabas Health, Inc.	3.949%	7/1/2046	8,928	8,820,462
Tenet Healthcare Corp.	8.125%	4/1/2022	20,120	21,427,800
Universal Health Services, Inc.†	5.00%	6/1/2026	17,865	18,624,262
Total				387,564,788

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Health Services 0.57%
ASP AMC Merger Sub, Inc.†	8.00%		5/15/2025		$17,796	$16,950,690
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024		9,560	10,420,400
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%		8/1/2023		10,774	11,380,037
Sterigenics-Nordion Holdings LLC†	6.50%		5/15/2023		13,033	13,456,572
Sterigenics-Nordion Topco LLC PIK†	8.125%		11/1/2021		9,461	9,721,178
Total						61,928,877

Hotels 0.21%
ESH Hospitality, Inc.†	5.25%		5/1/2025		9,655	10,029,131
Hilton Domestic Operating Co., Inc.†	4.25%		9/1/2024		11,114	11,294,603
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%		12/1/2024		1,835	2,007,031
Total						23,330,765

Insurance Brokerage 0.13%
Alliant Holdings Intermediate LLC†	8.25%		8/1/2023		13,630	14,515,950

Integrated Energy 0.66%
Exxon Mobil Corp.	3.043%		3/1/2026		18,752	18,935,320
Petrobras Global Finance BV (Netherlands)(c)	5.625%		5/20/2043		11,905	9,955,556
Petrobras Global Finance BV (Netherlands)(c)	7.375%		1/17/2027		10,722	11,370,681
Shell International Finance BV (Netherlands)(c)	6.375%		12/15/2038		23,912	31,915,777
Total						72,177,334

Investments & Miscellaneous Financial Services 1.28%
Banco Mercantil del Norte SA (Mexico)†(a)	7.625%	#	–	(h)	5,934	6,155,338
CBOE Holdings, Inc.	3.65%		1/12/2027		7,766	7,848,956
CRH America Finance, Inc.†	4.40%		5/9/2047		8,775	9,060,925
FMR LLC†	5.35%		11/15/2021		7,800	8,555,750
GrupoSura Finance SA†	5.50%		4/29/2026		8,785	9,465,838
Moody’s Corp.†	3.25%		1/15/2028		22,271	21,994,394
MSCI, Inc.†	5.75%		8/15/2025		13,099	14,253,284
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		17,785	18,653,619
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		11,054	10,783,918
OM Asset Management plc (United Kingdom)(c)	4.80%		7/27/2026		13,913	14,038,356
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022		5,020	5,185,158

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Investments & Miscellaneous Financial Services (continued)
S&P Global, Inc.	6.55%	11/15/2037	$2,004	$2,589,777
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(c)	7.25%	9/27/2023	10,700	10,999,600
Total				139,584,913

Life Insurance 0.52%
Lincoln National Corp.	3.625%	12/12/2026	10,359	10,423,516
NUVEEN FINANCE LLC†	4.125%	11/1/2024	12,927	13,396,444
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804	18,299,307
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	14,273,636
Total				56,392,903

Machinery 0.08%
Xylem, Inc.	3.25%	11/1/2026	8,884	8,865,228

Managed Care 0.78%
Centene Corp.	6.125%	2/15/2024	18,803	20,376,435
Kaiser Foundation Hospitals	4.15%	5/1/2047	19,228	20,004,485
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	10,472,681
WellCare Health Plans, Inc.	5.25%	4/1/2025	32,352	33,969,600
Total				84,823,201

Media: Content 1.28%
Activision Blizzard, Inc.	3.40%	9/15/2026	9,735	9,781,076
AMC Networks, Inc.	4.75%	12/15/2022	24,200	25,030,060
iHeartCommunications, Inc.	9.00%	3/1/2021	30,608	23,070,780
Netflix, Inc.†	4.375%	11/15/2026	15,034	15,034,000
Netflix, Inc.	5.50%	2/15/2022	5,323	5,807,020
Netflix, Inc.	5.875%	2/15/2025	13,966	15,502,260
Sirius XM Radio, Inc.†(a)	5.00%	8/1/2027	7,733	7,829,663
Sirius XM Radio, Inc.†	5.375%	7/15/2026	10,495	10,888,562
Sirius XM Radio, Inc.†	6.00%	7/15/2024	9,524	10,143,060
Univision Communications, Inc.†	5.125%	2/15/2025	16,349	16,246,819
Total				139,333,300

Medical Products 1.05%
Boston Scientific Corp.	7.00%	11/15/2035	20,953	26,511,810
Edwards Lifesciences Corp.	2.875%	10/15/2018	4,813	4,859,609
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	5,193,765

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Medical Products (continued)
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022		$22,545	$25,081,312
Medtronic, Inc.	4.375%	3/15/2035		15,932	17,562,768
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		21,815	20,942,400
Stryker Corp.	3.50%	3/15/2026		14,007	14,373,297
Total					114,524,961

Metals/Mining (Excluding Steel) 3.48%
Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024		22,982	25,050,380
Aleris International, Inc.†	9.50%	4/1/2021		16,372	16,917,024
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025		12,720	13,419,600
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021		9,551	9,849,469
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027		22,220	22,882,156
Anglo American Capital plc (United Kingdom)†(c)	4.875%	5/14/2025		8,710	9,101,950
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025		7,990	7,570,525
Freeport-McMoRan, Inc.	3.55%	3/1/2022		22,837	21,516,565
Freeport-McMoRan, Inc.	3.875%	3/15/2023		48,498	45,345,630
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023		6,084	6,631,560
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023		2,637	2,732,591
Hudbay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025		6,900	7,262,250
Imperial Metals Corp. (Canada)†(c)	7.00%	3/15/2019		10,318	9,360,490
Indika Energy Capital II Pte Ltd. (Singapore)†(c)	6.875%	4/10/2022		10,423	10,180,335
Indo Energy Finance II BV (Netherlands)†(c)	6.375%	1/24/2023		12,296	11,526,934
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021		16,141	17,270,870
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024		11,474	12,732,583
Lundin Mining Corp. (Canada)†(c)	7.875%	11/1/2022		13,110	14,355,450
Mirabela Nickel Ltd. (Australia)(c)(d)	1.00%	9/10/2044		185	18
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		22,843	23,585,397
Novelis Corp.†	5.875%	9/30/2026		8,892	9,180,990
Novelis Corp.†	6.25%	8/15/2024		8,652	9,106,230
Peabody Energy Corp.†	6.00%	3/31/2022		10,207	10,168,724
Peabody Energy Corp.†	6.375%	3/31/2025		7,188	7,107,135
Peabody Energy Corp.	10.00%	3/15/2022		11,660	1,166
Petra Diamonds US Treasury plc (United Kingdom)†(c)	7.25%	5/1/2022		10,251	10,516,989
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		17,789	18,411,615
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021		2,725	2,844,219
Rain CII Carbon LLC/CII Carbon Corp.†(b)	8.50%	1/15/2021	EUR	4,045	4,827,895

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
Samarco Mineracao SA (Brazil)†(c)(d)	4.125%	11/1/2022	$14,400	$8,244,000
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024	10,314	11,938,455
Total				379,639,195

Monoline Insurance 0.11%
MGIC Investment Corp.	5.75%	8/15/2023	10,670	11,523,600

Multi-Line Insurance 0.17%
American International Group, Inc.	4.70%	7/10/2035	17,810	19,005,639

Non-Electric Utilities 0.11%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,123,672

Oil Field Equipment & Services 1.31%
Ensco plc (United kingdom)(c)	5.20%	3/15/2025	11,924	9,747,870
Forum Energy Technologies, Inc.	6.25%	10/1/2021	11,835	11,598,300
Nabors Industries, Inc.†	5.50%	1/15/2023	22,773	21,662,816
Oceaneering International, Inc.	4.65%	11/15/2024	3,606	3,562,007
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	16,282	14,328,160
Precision Drilling Corp. (Canada)(c)	6.50%	12/15/2021	2,891	2,844,021
Precision Drilling Corp. (Canada)†(c)	7.75%	12/15/2023	4,946	4,896,540
SESI LLC	7.125%	12/15/2021	5,564	5,327,530
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	8,885	9,485,111
Transocean Proteus Ltd.†	6.25%	12/1/2024	12,588	12,902,187
Unit Corp.	6.625%	5/15/2021	10,037	9,660,613
Weatherford International Ltd.	7.75%	6/15/2021	18,552	18,714,330
Weatherford International Ltd.†	9.875%	2/15/2024	17,202	18,062,100
Total				142,791,585

Oil Refining & Marketing 0.33%
Citgo Holding, Inc.†	10.75%	2/15/2020	23,028	25,129,305
Raizen Fuels Finance SA (Luxembourg)†(c)	5.30%	1/20/2027	10,349	10,517,171
Total				35,646,476

Packaging 0.71%
BWAY Holding Co.†	7.25%	4/15/2025	31,200	31,746,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,729,125
Pactiv LLC	7.95%	12/15/2025	8,500	9,562,500
Sealed Air Corp.†	4.875%	12/1/2022	4,481	4,789,069
Sealed Air Corp.†	6.875%	7/15/2033	15,750	18,191,250
Total				78,017,944

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 0.85%
Arcelik AS (Turkey)†(c)	5.00%	4/3/2023	$ 9,945	$10,134,631
Brunswick Corp.†	4.625%	5/15/2021	7,767	7,937,214
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,934	10,835,120
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	17,790,094
Newell Brands, Inc.	4.20%	4/1/2026	14,764	15,694,545
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,498,787
Spectrum Brands, Inc.	5.75%	7/15/2025	10,226	11,019,537
Springs Industries, Inc.	6.25%	6/1/2021	9,749	10,078,029
Total				92,987,957

Pharmaceuticals 1.07%
Biogen, Inc.	5.20%	9/15/2045	13,566	15,557,245
Celgene Corp.	5.00%	8/15/2045	22,218	25,150,354
Eagle Holding Co. II LLC PIK†	7.625%	5/15/2022	6,366	6,564,937
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (Ireland)†(c)	6.00%	7/15/2023	23,806	20,127,973
Pfizer, Inc.	5.60%	9/15/2040	14,577	18,189,603
Valeant Pharmaceuticals International†	6.375%	10/15/2020	11,511	11,208,836
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	6,231	6,550,339
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	12,232	12,889,470
Total				116,238,757

Property & Casualty 0.33%
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	13,767,091
Chubb INA Holdings, Inc.	3.35%	5/3/2026	7,946	8,137,093
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	13,323	13,920,803
Total				35,824,987

Rail 0.52%
Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	13,527	14,566,171
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	17,142	17,588,120
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	14,593	15,024,953
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,584,625
Total				56,763,869

Real Estate Development & Management 0.22%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	23,275	23,884,526

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 0.43%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	$ 14,750	$15,032,241
Digital Realty Trust LP	4.75%	10/1/2025	10,363	11,165,780
Physicians Realty LP	4.30%	3/15/2027	12,441	12,633,724
Starwood Property Trust, Inc.†	5.00%	12/15/2021	7,397	7,711,372
Total				46,543,117

Recreation & Travel 0.61%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	10,692	11,333,520
LTF Merger Sub, Inc.†	8.50%	6/15/2023	5,376	5,806,080
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30,318	39,679,592
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	9,487	10,162,949
Total				66,982,141

Reinsurance 0.46%
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,012,820
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,001,550
RenaissanceRe Finance, Inc.	3.45%	7/1/2027	8,916	8,779,407
Validus Holdings Ltd.	8.875%	1/26/2040	17,739	25,760,842
Total				50,554,619

Restaurants 0.87%
Arcos Dorados Holdings, Inc. (Uruguay)†(c)	5.875%	4/4/2027	10,264	10,317,168
Arcos Dorados Holdings, Inc. (Uruguay)†(c)	6.625%	9/27/2023	7,522	8,180,100
CEC Entertainment, Inc.	8.00%	2/15/2022	910	953,225
Darden Restaurants, Inc.	3.85%	5/1/2027	10,677	10,871,044
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	7,352	7,526,610
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	20,332	21,246,940
McDonald’s Corp.	3.70%	1/30/2026	15,489	16,070,937
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	9,741	9,960,172
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	9,430	9,524,300
Total				94,650,496

Software/Services 2.15%
Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	18,436	18,836,504
Autodesk, Inc.	3.50%	6/15/2027	22,274	21,896,545
Camelot Finance SA (Luxembourg)†(c)	7.875%	10/15/2024	8,207	8,863,560
First Data Corp.†	5.75%	1/15/2024	27,015	28,163,137

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services (continued)
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	$ 10,095	$10,448,325
Microsoft Corp.	3.30%	2/6/2027	10,138	10,436,453
Microsoft Corp.	4.00%	2/12/2055	37,202	37,846,376
Microsoft Corp.	4.50%	2/6/2057	8,948	9,872,677
Oracle Corp.	4.375%	5/15/2055	28,411	29,968,974
Priceline Group, Inc. (The)	3.65%	3/15/2025	8,882	9,129,985
Rackspace Hosting, Inc.†	8.625%	11/15/2024	9,760	10,418,800
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	8,930	10,302,987
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	6,925	7,236,625
VeriSign, Inc.	4.625%	5/1/2023	8,760	9,022,800
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,948,298
Visa, Inc.	3.15%	12/14/2025	4,669	4,745,847
Total				235,137,893

Specialty Retail 0.93%
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	692	51,890
Coach, Inc.	4.125%	7/15/2027	14,255	14,140,333
Hot Topic, Inc.†	9.25%	6/15/2021	14,785	14,267,525
JD.com, Inc. (China)(c)	3.875%	4/29/2026	10,460	10,361,697
L Brands, Inc.	6.875%	11/1/2035	10,824	10,499,280
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	12,902	13,353,570
PetSmart, Inc.†	5.875%	6/1/2025	6,521	6,317,219
PetSmart, Inc.†	7.125%	3/15/2023	11,422	10,194,135
Rent-A-Center, Inc.	4.75%	5/1/2021	8,894	8,093,540
Tiffany & Co.	4.90%	10/1/2044	15,169	14,633,731
Total				101,912,920

Steel Producers/Products 0.35%
ArcelorMittal (Luxembourg)(c)	6.125%	6/1/2025	13,332	14,998,500
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	9,487	10,755,886
Steel Dynamics, Inc.	5.00%	12/15/2026	5,285	5,436,944
Steel Dynamics, Inc.	5.50%	10/1/2024	6,245	6,650,925
Total				37,842,255

Support: Services 1.61%
AECOM	5.125%	3/15/2027	17,774	17,885,087
AECOM	5.875%	10/15/2024	9,059	9,896,958
Ahern Rentals, Inc.†	7.375%	5/15/2023	11,025	9,095,625
BakerCorp International, Inc.	8.25%	6/1/2019	4,441	3,874,773

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Support: Services (continued)
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	$ 8,067	$8,409,848
Carlson Travel, Inc.†	6.75%	12/15/2023	8,096	8,257,920
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	8,444,840
GW Honos Security Corp. (Canada)†(c)	8.75%	5/15/2025	11,132	11,674,685
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	13,683	11,151,645
Marble II Pte Ltd. (Singapore)†(c)	5.30%	6/20/2022	25,073	25,258,515
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	12,955,056
Monitronics International, Inc.	9.125%	4/1/2020	10,520	10,072,900
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025	10,054	10,506,430
Sotheby’s†	5.25%	10/1/2022	7,404	7,607,610
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,174,519
United Rentals North America, Inc.	6.125%	6/15/2023	13,114	13,687,737
Total				175,954,148

Technology Hardware & Equipment 1.35%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,298,400
CommScope Technologies LLC†	5.00%	3/15/2027	10,227	10,227,000
CommScope Technologies LLC†	6.00%	6/15/2025	25,326	27,162,135
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	14,211	15,681,739
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	55,461	60,995,009
Western Digital Corp.	10.50%	4/1/2024	14,254	16,850,794
Total				147,215,077

Telecommunications: Satellite 0.51%
Intelsat Connect Finance SA (Luxembourg)†(c)	12.50%	4/1/2022	11,891	10,791,083
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023	6,366	5,299,695
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.25%	10/15/2020	20,570	19,541,500
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.50%	4/1/2021	21,139	19,606,422
Total				55,238,700

Telecommunications: Wireless 2.33%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	18,350	19,614,498
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	17,156	18,968,102
SBA Communications Corp.	4.875%	9/1/2024	8,259	8,424,180
Sprint Capital Corp.	8.75%	3/15/2032	12,705	16,040,063
Sprint Corp.	7.125%	6/15/2024	9,123	10,172,145
Sprint Corp.	7.625%	2/15/2025	45,013	51,933,749
Sprint Corp.	7.875%	9/15/2023	15,258	17,584,845
T-Mobile USA, Inc.	6.375%	3/1/2025	22,596	24,488,415
T-Mobile USA, Inc.	6.50%	1/15/2024	30,325	32,675,187

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications: Wireless (continued)
T-Mobile USA, Inc.	6.50%	1/15/2026	$ 38,271	$42,337,294
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,345,440
Telefonica Celular del Paraguay SA (Paraguay)†(c)	6.75%	12/13/2022	9,630	10,105,626
Total				254,689,544

Telecommunications: Wireline Integrated & Services 1.31%
Columbus Cable Barbados Ltd. (Barbados)†(c)	7.375%	3/30/2021	12,134	12,907,543
Equinix, Inc.	5.375%	4/1/2023	19,410	20,259,187
Equinix, Inc.	5.875%	1/15/2026	45,076	49,259,504
GCI, Inc.	6.875%	4/15/2025	13,026	14,149,492
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(d)	Zero Coupon	1/15/2049	15,000	1,500
IHS Netherlands Holdco BV (Netherlands)†(c)	9.50%	10/27/2021	15,160	15,518,595
Sable International Finance Ltd.†	6.875%	8/1/2022	13,196	14,317,660
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	15,228	16,103,610
Total				142,517,091

Theaters & Entertainment 0.24%
AMC Entertainment Holdings, Inc.†	5.875%	11/15/2026	14,898	15,587,033
AMC Entertainment Holdings, Inc.†	6.125%	5/15/2027	9,961	10,536,845
Total				26,123,878

Transportation: Infrastructure/Services 0.78%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%	7/30/2027	15,318	15,217,597
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(c)	6.75%	3/30/2029	9,800	10,657,598
Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030	9,768	10,146,510
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035	8,750	9,581,250
Delhi International Airport Ltd. (India)†(c)	6.125%	10/31/2026	13,405	14,396,863
DP World Ltd. (United Arab Emirates)†(c)	6.85%	7/2/2037	8,970	10,564,812
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(c)	7.375%	1/15/2022	8,685	6,752,588
Stena AB (Sweden)†(c)	7.00%	2/1/2024	8,057	7,513,152
Total				84,830,370

Trucking & Delivery 0.09%
XPO CNW, Inc.	6.70%	5/1/2034	10,065	9,914,025
Total High Yield Corporate Bonds (cost $7,326,164,377)				7,549,348,154

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
MUNICIPAL BONDS 2.76%

Education 0.51%
California St Univ	3.899%		11/1/2047	$ 33,030	$33,983,246
Ohio Univ	5.59%		12/1/2114	8,904	9,747,476
Univ of California Bd of Regents	6.548%		5/15/2048	8,933	12,118,061
Total					55,848,783

General Obligation 0.94%
California	7.55%		4/1/2039	8,700	13,291,164
Chicago Transit Auth, IL	6.899%		12/1/2040	8,926	11,362,977
District of Columbia	5.591%		12/1/2034	13,410	16,678,553
Honolulu City & Cnty, HI	5.418%		12/1/2027	6,620	7,947,773
Los Angeles Unif Sch Dist, CA	5.75%		7/1/2034	8,927	11,284,264
New York City	5.985%		12/1/2036	10,161	12,996,834
Ohio St Univ	4.048%		12/1/2056	6,271	6,339,291
Pennsylvania	5.45%		2/15/2030	12,190	14,334,099
The Bd of Governors of the Univ of North Carolina	3.847%		12/1/2034	7,950	8,502,048
Total					102,737,003

Lease Obligation 0.06%
Wisconsin	3.294%		5/1/2037	7,145	6,710,584

Leasing Obligation 0.29%
New York City Indl Dev Agy†	11.00%		3/1/2029	23,168	31,979,949

Other Revenue 0.57%
Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	17,795	23,724,472
Pasadena Public Fing Auth	7.148%		3/1/2043	26,795	37,922,159
Total					61,646,631

Tax Revenue 0.23%
Massachusetts Sch Bldg Auth	5.715%		8/15/2039	20,055	25,500,734

Utilities 0.16%
San Antonio, TX	5.718%		2/1/2041	13,240	16,805,135
Total Municipal Bonds (cost $291,923,573)					301,228,819

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.09%
Commercial Mortgage Pass-Through Certificates 2015-PC1 D (cost $10,073,392)	4.589%	#	7/10/2050	12,037	9,375,379

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

	Dividend		Shares		Fair
Investments	Rate		(000)		Value
PREFERRED STOCK 0.03%

Energy: Exploration & Production
Templar Energy LLC Units (cost $3,493,376)	Zero Coupon			349	$3,406,042
Total Long-Term Investments (cost $10,220,830,879)					10,626,707,237

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
SHORT-TERM INVESTMENTS 3.97%

FOREIGN GOVERNMENT OBLIGATION 0.16%

Uruguay
Uruguay Treasury Bill (cost $18,316,818)	Zero Coupon	5/4/2018	UYU	561,099	18,058,978

HIGH YIELD CORPORATE BOND 0.10%

Gaming
Caesars Entertainment Operating Co., Inc.(d) (cost $9,415,310)	11.25%	6/1/2017		$8,976	11,355,184

REPURCHASE AGREEMENT 3.71%
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $11,010,000 of U.S. Treasury Note at 1.375% due 8/31/2020; $402,955,000 of U.S. Treasury Note at 1.375% due 9/30/2020; value: $412,561,421; proceeds: $404,472,218 (cost $404,468,173)				404,468	404,468,173
Total Short-Term Investments (cost $432,200,301)					$433,882,335
Total Investments in Securities 101.36% (cost $10,653,051,139)					11,060,589,572
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (1.36%)					(147,977,770)
Net Assets 100.00%					$10,912,611,802

AUD	Australian dollar
BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
DKK	Danish Krone
EUR	euro
JPY	Japanese yen.
MXN	Mexican peso.
UYU	Uruguayan Peso

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2017

ZAR	South African rand.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2017.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(k)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2017.
(f)	Interest rate to be determined.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	State Street Bank and Trust	7/19/2017	850,000	$1,091,774	$1,107,580	$15,806
British pound	Buy	State Street Bank and Trust	7/19/2017	3,950,000	5,083,411	5,146,988	63,577
euro	Buy	Goldman Sachs	8/16/2017	7,680,000	8,633,254	8,790,603	157,349
euro	Buy	State Street Bank and Trust	8/16/2017	730,000	819,094	835,565	16,471
euro	Buy	State Street Bank and Trust	8/16/2017	1,900,500	2,145,699	2,175,331	29,632
euro	Buy	State Street Bank and Trust	8/16/2017	1,950,000	2,175,212	2,231,989	56,777
euro	Buy	State Street Bank and Trust	8/16/2017	5,830,000	6,517,740	6,673,075	155,335
Japanese yen	Sell	J.P. Morgan	7/26/2017	1,150,000,000	10,480,437	10,233,515	246,922
Japanese yen	Sell	State Street Bank and Trust	7/26/2017	117,720,000	1,063,345	1,047,556	15,789
Swiss franc	Sell	State Street Bank and Trust	10/5/2017	10,000,000	10,506,376	10,490,427	15,949
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$773,607

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	J.P. Morgan	7/19/2017	4,000,000	$5,127,881	$5,212,139	$(84,258)
British pound	Sell	UBS AG	7/19/2017	800,000	1,022,562	1,042,428	(19,866)
Danish krone	Sell	Barclays Bank plc	7/7/2017	28,380,000	4,183,930	4,359,683	(175,753)
Danish krone	Sell	State Street Bank and Trust	7/7/2017	104,000,000	14,990,775	15,976,288	(985,513)
Danish krone	Sell	State Street Bank and Trust	7/7/2017	7,110,000	1,046,390	1,092,225	(45,835)
euro	Sell	J.P. Morgan	8/16/2017	106,100,000	116,457,291	121,443,100	(4,985,809)
euro	Sell	J.P. Morgan	8/16/2017	1,900,000	2,118,015	2,174,759	(56,744)
euro	Sell	J.P. Morgan	8/16/2017	2,860,000	3,210,697	3,273,584	(62,887)
euro	Sell	J.P. Morgan	8/16/2017	4,750,000	5,356,217	5,436,897	(80,680)
euro	Sell	J.P. Morgan	8/16/2017	960,000	1,079,184	1,098,825	(19,641)
euro	Sell	State Street Bank and Trust	8/16/2017	3,800,000	4,190,596	4,349,517	(158,921)
euro	Sell	State Street Bank and Trust	8/16/2017	5,720,000	6,282,248	6,547,168	(264,920)
euro	Sell	State Street Bank and Trust	8/16/2017	6,700,000	$7,329,206	$7,668,886	$(339,680)
euro	Sell	State Street Bank and Trust	8/16/2017	9,600,000	10,532,827	10,988,254	(455,427)
euro	Sell	State Street Bank and Trust	8/16/2017	5,686,000	6,369,855	6,508,251	(138,396)
euro	Sell	State Street Bank and Trust	8/16/2017	9,470,000	10,649,451	10,839,455	(190,004)
euro	Sell	State Street Bank and Trust	8/16/2017	1,975,000	2,216,538	2,260,604	(44,066)
euro	Sell	State Street Bank and Trust	8/16/2017	958,000	1,082,202	1,096,537	(14,335)
Japanese yen	Sell	J.P. Morgan	7/26/2017	239,260,000	2,109,083	2,129,106	(20,023)
Japanese yen	Sell	State Street Bank and Trust	7/26/2017	238,000,000	2,105,354	2,117,894	(12,540)
Swiss franc	Sell	UBS AG	7/5/2017	10,100,000	10,146,981	10,532,903	(385,922)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(8,541,220)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2017

Open Futures Contracts at June 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2017	7,406	Short	$(929,684,438)	$3,286,389

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
Long U.S. Treasury Bond	September 2017	3,883	Short	$(596,768,563)	$(4,087,279)
U.S. 5-Year Treasury Note	September 2017	5,728	Long	674,964,253	(1,176,070)
Ultra Long U.S. Treasury Bond	September 2017	523	Short	(86,752,625)	(1,067,785)
Totals				$ (8,556,935)	$(6,331,134)

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2017(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index	Pays	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)
Markit CDX. NA.EM.27(6)(7)	1.00%	6/20/2022	$209,887,000	$219,523,101	$10,615,733	$ (979,632)
Markit CDX. NA.IG.28(5)(8)	1.00%	6/20/2022	365,560,000	358,801,527	(6,380,230)	(378,243)
				$578,324,628	$ 4,235,504	$(1,357,876)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(i)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,357,876.
(5)	Central Clearinghouse: Chicago Mercantile Exchange (CME), Central Counterparty: Credit Suisse.
(6)	Central Clearinghouse: Intercontinental Exchange, Inc. (ICE), Central Counterparty: Credit Suisse.
(7)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers. (See Note 2(i)).
(8)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of investment grade issuers. (See Note 2(i)).

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$149,561,077	$–		$149,561,077
Common Stocks
Auto Parts & Equipment	–	17,200,050	–		17,200,050
Energy: Exploration & Production	20,423,125	16,006,024	–		36,429,149
Media: Content	21,292,718	–	1,756,437	(4)	23,049,155
Metals/Mining (Excluding Steel)	16,667,001	220,290	240,324	(4)	17,127,615
Remaining Industries	1,382,284,051	–	–		1,382,284,051
Convertible Bonds
Energy: Exploration & Production	–	–	465,507	(4)	465,507
Remaining Industries	–	45,015,038	–		45,015,038
Convertible Preferred Stocks
Building & Construction	–	11,049,696	–		11,049,696
Software/Services	–	13,050,093	–		13,050,093
Remaining Industries	38,548,802	–	–		38,548,802
Floating Rate Loans(5)
Aerospace	–	–	18,183,345		18,183,345
Auto Parts & Equipment	–	–	7,287,142		7,287,142
Building Materials	–	13,536,762	–		13,536,762
Electric: Generation	–	35,554,116	–		35,554,116
Energy: Exploration & Production	–	37,038,063	–		37,038,063
Gaming	–	10,921,256	22,428,000		33,349,256
Health Facilities	–	10,916,364	–		10,916,364
Health Services	–	10,799,475	–		10,799,475
Investments & Miscellaneous Financial Services	–	9,521,250	–		9,521,250
Media: Diversified	–	11,122,755	–		11,122,755
Metals/Mining (Excluding Steel)	–	5,856,375	–		5,856,375
Personal & Household Products	–	17,613,801	–		17,613,801
Real Estate Development & Management	–	10,509,425	–		10,509,425
Recreation & Travel	–	2,782,885	–		2,782,885
Software/Services	–	9,920,569	–		9,920,569
Specialty Retail	–	26,092,764	–		26,092,764
Support: Services	–	13,858,524	–		13,858,524
Foreign Bonds	–	26,816,099	–		26,816,099
Foreign Government Obligations	–	490,157,613	–		490,157,613
Government Sponsored Enterprises Pass-Through	–	256,711,005	–		256,711,005
High Yield Corporate Bonds
Automakers	–	12,354,353	1,500	(4)	12,355,853
Banking	–	863,658,311	2,250	(4)	863,660,561
Energy: Exploration & Production	–	444,431,106	1,421	(4)	444,432,527
Metals/Mining (Excluding Steel)	–	379,638,011	1,184	(4)	379,639,195
Specialty Retail	–	101,861,030	51,890	(6)	101,912,920
Telecommunications: Wireline Integrated & Services	–	142,515,591	1,500	(4)	142,517,091
Remaining Industries	–	5,616,185,191	–		5,616,185,191
Municipal Bonds	–	301,228,819	–		301,228,819
Non-Agency Commercial Mortgage-Backed Security	–	9,375,379	–		9,375,379
Preferred Stock	–	3,406,042	–		3,406,042
Repurchase Agreement	–	404,468,173	–		404,468,173
Total	$1,479,215,697	$9,530,953,375	$50,420,500		$11,060,589,572

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(1,357,876)	–	(1,357,876)
Forward Foreign Currency Exchange Contracts
Assets	–	773,607	–	773,607
Liabilities	–	(8,541,220)	–	(8,541,220)
Futures Contracts
Assets	3,286,389	–	–	3,286,389
Liabilities	(6,331,134)	–	–	(6,331,134)
Total	$(3,044,745)	$(9,125,489)	$–	$(12,170,234)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Level 3 Securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements:

Investment Type	Security	Fair Value
Common Stocks (Media: Content)	ION Media Networks, Inc.	$1,756,437
Common Stocks (Metals/Mining (Excluding Steel))	Mirabela Niclel Ltd.	240,324
Convertible Bonds (Energy: Exploration & Production)	Oleo e Gas Participacoes SA	205,789
Convertible Bonds (Energy: Exploration & Production)	Oleo e Gas Participacoes SA	259,718
High Yield Corporate Bonds (Automakers)	General Motors Co.	1,500
High Yield Corporate Bonds (Banking)	Washington Mutual Bank	2,250
High Yield Corporate Bonds (Energy: Exploration & Production)	Bonanza Creek Energy, Inc.	1,421
High Yield Corporate Bonds (Metals/Mining (Excluding Steel))	Mirabela Niclel Ltd. (Australia)	18
High Yield Corporate Bonds (Metals/Mining (Excluding Steel))	Peabody Energy Corp.	1,166
High Yield Corporate Bonds (Telecommunications: Wireline Integrated & Services)	Hellas Telecommunications Luxembourg II SCA	1,500

(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

Investment Type	Security	Fair Value
High Yield Corporate Bonds (Specialty Retail)	Brookstone Holdings Corp. PIK	$51,890

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

						Non-Agency
						Commercial
	Asset-				High Yield	Mortgage-
	Backed	Common	Convertible	Floating	Corporate	Backed
	Securities	Stocks	Bonds	Rate Loans	Bonds	Securities
Balance as of January 1, 2017	$9,397,324	$587,764	$796,786	$8,096,495	$104,891	$652,952
Accrued Discounts (Premiums)	–	–	–	110,152	–	(6,382)
Realized Gain (Loss)	–	–	–	(7,889)	–	(106,803)
Change in Unrealized Appreciation (Depreciation)	–	1,408,997	(331,279)	816,578	(109,469)	38,311
Net Purchases	–	–	–	18,047,310	64,323	–
Net Sales	–	–	–	(841,222)	–	(578,078)
Net Transfers into Level 3	–	–	–	21,677,063	–	–
Net Transfers out of Level 3	(9,397,324)	–	–	–	–	–
Balance as of June 30, 2017	$–	$1,996,761	$465,507	$47,898,487	$59,745	$–
Net change in unrealized appreciation/depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017	$–	$1,408,997	$(331,279)	$816,578	$(109,469)	$–

See Notes to Financial Statements.	43

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $10,653,051,139)	$11,060,589,572
Cash	12,475,914
Deposits with brokers for derivatives collateral	39,533,998
Foreign cash, at value (cost $3,567,561)	3,571,179
Receivables:
Interest and dividends	126,917,684
Investment securities sold	111,763,683
Capital shares sold	94,962,288
Variation margin for futures contracts	3,864,042
Unrealized appreciation on forward foreign currency exchange contracts	773,607
Prepaid expenses and other assets	390,247
Total assets	11,454,842,214
LIABILITIES:
Payables:
Investment securities purchased	458,909,052
Capital shares reacquired	27,025,845
Management fee	3,979,111
12b-1 distribution plan	2,972,046
Directors’ fees	1,737,753
Fund administration	354,760
Variation margin for centrally cleared credit default swap agreements	178,650
Unrealized depreciation on forward foreign currency exchange contracts	8,541,220
Distributions payable	37,456,433
Accrued expenses	1,075,542
Total liabilities	542,230,412
NET ASSETS	$10,912,611,802
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,536,149,998
Undistributed net investment income	15,937,727
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(34,863,061)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	395,387,138
Net Assets	$10,912,611,802

44	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2017

Net assets by class:
Class A Shares	$4,327,605,885
Class B Shares	$24,508,377
Class C Shares	$1,793,533,957
Class F Shares	$4,003,272,654
Class F3 Shares	$11,816,495
Class I Shares	$499,911,515
Class P Shares	$36,467,246
Class R2 Shares	$8,179,552
Class R3 Shares	$138,660,434
Class R4 Shares	$5,242,267
Class R5 Shares	$24,290,082
Class R6 Shares	$39,123,338
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	532,446,683
Class B Shares (500 million shares of common stock authorized, $.001 par value)	3,004,805
Class C Shares (600 million shares of common stock authorized, $.001 par value)	220,085,869
Class F Shares (1.2 billion shares of common stock authorized, $.001 par value)	493,273,228
Class F3 Shares (300 million shares of common stock authorized, $.001 par value)	1,460,366
Class I Shares (300 million shares of common stock authorized, $.001 par value)	61,837,394
Class P Shares (160 million shares of common stock authorized, $.001 par value)	4,388,109
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	1,006,292
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	17,087,840
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	644,821
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	3,001,343
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	4,836,276
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.32
Class B Shares-Net asset value	$8.16
Class C Shares-Net asset value	$8.15
Class F Shares-Net asset value	$8.12
Class F3 Shares-Net asset value	$8.09
Class I Shares-Net asset value	$8.08
Class P Shares-Net asset value	$8.31
Class R2 Shares-Net asset value	$8.13
Class R3 Shares-Net asset value	$8.11
Class R4 Shares-Net asset value	$8.13
Class R5 Shares-Net asset value	$8.09
Class R6 Shares-Net asset value	$8.09

See Notes to Financial Statements.	45

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends (net of foreign withholding taxes of $128,906)	$8,350,920
Interest and other (net of foreign withholding taxes of $27,131)	250,993,617
Interest earned from Interfund Lending (See Note 11)	364
Total investment income	259,344,901
Expenses:
Management fee	22,778,728
12b-1 distribution plan-Class A	4,197,831
12b-1 distribution plan-Class B	194,531
12b-1 distribution plan-Class C	7,655,384
12b-1 distribution plan-Class F	1,650,584
12b-1 distribution plan-Class P	45,940
12b-1 distribution plan-Class R2	21,807
12b-1 distribution plan-Class R3	327,004
12b-1 distribution plan-Class R4	4,614
Shareholder servicing	4,501,363
Fund administration	2,019,819
Reports to shareholders	310,350
Registration	261,816
Directors’ fees	121,834
Professional	93,298
Custody	92,759
Other	95,028
Gross expenses	44,372,690
Expense reductions (See Note 9)	(40,231)
Net expenses	44,332,459
Net investment income	215,012,442
Net realized and unrealized gain:
Net realized gain on investments	211,174,412
Net realized loss on futures contracts, swaps and foreign currency related transactions	(31,955,058)
Net change in unrealized appreciation/depreciation on investments	92,557,173
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(19,635,512)
Net realized and unrealized gain	252,141,015
Net Increase in Net Assets Resulting From Operations	$467,153,457

46	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$215,012,442	$398,946,800
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	179,219,354	(55,910,534)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	72,921,661	683,283,309
Net increase in net assets resulting from operations	467,153,457	1,026,319,575
Distributions to shareholders from:
Net investment income
Class A	(93,872,739)	(202,958,531)
Class B	(715,900)	(2,669,102)
Class C	(35,814,467)	(78,131,329)
Class F	(74,930,746)	(100,963,267)
Class F3	(7,552)	–
Class I	(10,975,956)	(22,510,046)
Class P	(813,384)	(1,680,830)
Class R2	(147,718)	(192,330)
Class R3	(2,761,934)	(5,148,892)
Class R4	(81,704)	(38,962)
Class R5	(492,723)	(4,507)
Class R6	(644,502)	(632,947)
Total distributions to shareholders	(221,259,325)	(414,930,743)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	2,599,685,047	2,510,035,667
Reinvestment of distributions	190,697,051	356,631,746
Cost of shares reacquired	(1,578,755,354)	(2,604,289,141)
Net increase in net assets resulting from capital share transactions	1,211,626,744	262,378,272
Net increase in net assets	1,457,520,876	873,767,104
NET ASSETS:
Beginning of period	$9,455,090,926	$8,581,323,822
End of period	$10,912,611,802	$9,455,090,926
Undistributed net investment income	$15,937,727	$22,184,610

See Notes to Financial Statements.	47

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2017(c)	$7.93	$0.17	$ 0.21	$ 0.38	$(0.18)	$ –	$(0.18)
12/31/2016	7.40	0.35	0.54	0.89	(0.36)	–	(0.36)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.15	0.37	– (e)	0.37	(0.39)	(0.20)	(0.59)
12/31/2013	8.14	0.42	0.19	0.61	(0.43)	(0.17)	(0.60)
12/31/2012	7.63	0.47	0.51	0.98	(0.47)	–	(0.47)

Class B
6/30/2017(c)	7.96	0.14	0.21	0.35	(0.15)	–	(0.15)
12/31/2016	7.43	0.29	0.54	0.83	(0.30)	–	(0.30)
12/31/2015	7.95	0.26	(0.43)	(0.17)	(0.29)	(0.06)	(0.35)
12/31/2014	8.18	0.31	(0.01)	0.30	(0.33)	(0.20)	(0.53)
12/31/2013	8.17	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.66	0.42	0.51	0.93	(0.42)	–	(0.42)

Class C
6/30/2017(c)	7.95	0.15	0.20	0.35	(0.15)	–	(0.15)
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)
12/31/2014	8.17	0.32	– (e)	0.32	(0.34)	(0.20)	(0.54)
12/31/2013	8.16	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.65	0.42	0.51	0.93	(0.42)	–	(0.42)

Class F
6/30/2017(c)	7.92	0.18	0.20	0.38	(0.18)	–	(0.18)
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)
12/31/2014	8.14	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.13	0.44	0.19	0.63	(0.45)	(0.17)	(0.62)
12/31/2012	7.62	0.49	0.51	1.00	(0.49)	–	(0.49)

Class F3
4/4/2017 to 6/30/2017(c)(h)	8.01	0.09	0.08	0.17	(0.09)	–	(0.09)

Class I
6/30/2017(c)	7.89	0.18	0.20	0.38	(0.19)	–	(0.19)
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)
12/31/2014	8.11	0.38	– (e)	0.38	(0.40)	(0.20)	(0.60)
12/31/2013	8.10	0.45	0.19	0.64	(0.46)	(0.17)	(0.63)
12/31/2012	7.60	0.49	0.51	1.00	(0.50)	–	(0.50)

48	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.13	4.81	(d)	0.40	(d)	2.16	(d)	$4,327,606	53.28	(d)
7.93	12.35		0.81		4.57		4,263,801	119.02
7.40	(1.74)		0.82		4.10		4,183,669	118.51
7.93	4.51		0.86		4.50		4,524,711	87.69
8.15	7.78		0.96		5.16		4,784,258	43.16
8.14	13.22		0.96		5.88		4,850,567	45.87

8.16	4.39	(d)	0.80	(d)	1.78	(d)	24,508	53.28	(d)
7.96	11.44		1.62		3.79		51,642	119.02
7.43	(2.38)		1.62		3.31		80,073	118.51
7.95	3.61		1.62		3.78		126,256	87.69
8.18	7.08		1.61		4.53		166,433	43.16
8.17	12.47		1.61		5.25		225,154	45.87

8.15	4.49	(d)	0.71	(d)	1.85	(d)	1,793,534	53.28	(d)
7.95	11.63		1.44		3.95		1,892,905	119.02
7.42	(2.35)		1.46		3.48		1,882,589	118.51
7.95	3.85		1.50		3.86		2,082,896	87.69
8.17	7.08		1.61		4.52		1,986,431	43.16
8.16	12.47		1.61		5.23		2,051,198	45.87

8.12	4.86	(d)	0.35	(d)	2.18	(d)	4,003,273	53.28	(d)
7.92	12.46		0.71		4.65		2,607,811	119.02
7.39	(1.53)		0.72		4.20		1,893,642	118.51
7.91	4.53		0.72		4.59		1,817,781	87.69
8.14	8.05		0.71		5.40		1,118,411	43.16
8.13	13.50		0.71		6.11		1,047,325	45.87

8.09	2.11	(d)	0.12	(d)(h)	1.08	(d)(h)	11,816	53.28	(d)

8.08	4.79	(d)	0.30	(d)	2.24	(d)	499,912	53.28	(d)
7.89	12.62		0.61		4.77		450,661	119.02
7.36	(1.59)		0.62		4.28		382,854	118.51
7.89	4.76		0.62		4.68		393,851	87.69
8.11	8.16		0.61		5.48		345,614	43.16
8.10	13.49		0.62		6.25		230,006	45.87

See Notes to Financial Statements.	49

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class P
6/30/2017(c)	$8.11	$0.18	$ 0.20	$ 0.38	$(0.18)	$ –	$(0.18)
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.33	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.31	0.44	0.20	0.64	(0.45)	(0.17)	(0.62)
12/31/2012	7.79	0.48	0.52	1.00	(0.48)	–	(0.48)

Class R2
6/30/2017(c)	7.93	0.16	0.20	0.36	(0.16)	–	(0.16)
12/31/2016	7.40	0.31	0.55	0.86	(0.33)	–	(0.33)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)
12/31/2014	8.15	0.34	– (e)	0.34	(0.36)	(0.20)	(0.56)
12/31/2013	8.14	0.40	0.19	0.59	(0.41)	(0.17)	(0.58)
12/31/2012	7.63	0.45	0.52	0.97	(0.46)	–	(0.46)

Class R3
6/30/2017(c)	7.92	0.16	0.20	0.36	(0.17)	–	(0.17)
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)
12/31/2014	8.14	0.35	(0.01)	0.34	(0.37)	(0.20)	(0.57)
12/31/2013	8.13	0.41	0.19	0.60	(0.42)	(0.17)	(0.59)
12/31/2012	7.62	0.45	0.52	0.97	(0.46)	–	(0.46)

Class R4
6/30/2017(c)	7.93	0.17	0.21	0.38	(0.18)	–	(0.18)
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
6/30/2015 to 12/31/2015(f)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
6/30/2017(c)	7.86	0.18	0.24	0.42	(0.19)	–	(0.19)
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(f)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
6/30/2017(c)	7.89	0.18	0.21	0.39	(0.19)	–	(0.19)
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(f)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on June 30, 2015.
(g)	Annualized.
(h)	Commenced on April 4, 2017.

50	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.31	4.73	(d)	0.42	(d)	2.13	(d)	$36,467	53.28	(d)
8.11	12.27		0.87		4.53		36,825	119.02
7.57	(1.66)		0.87		4.06		35,632	118.51
8.10	4.39		0.87		4.51		44,078	87.69
8.33	7.92		0.91		5.23		79,051	43.16
8.31	13.21		0.96		5.88		99,968	45.87

8.13	4.61	(d)	0.59	(d)	1.95	(d)	8,180	53.28	(d)
7.93	11.91		1.21		4.05		5,324	119.02
7.40	(2.13)		1.22		3.71		4,075	118.51
7.93	4.15		1.22		4.13		4,557	87.69
8.15	7.52		1.21		4.92		3,442	43.16
8.14	12.94		1.21		5.62		2,624	45.87

8.11	4.54	(d)	0.54	(d)	2.01	(d)	138,660	53.28	(d)
7.92	12.03		1.11		4.19		128,317	119.02
7.39	(1.91)		1.12		3.82		107,581	118.51
7.91	4.13		1.10		4.24		111,368	87.69
8.14	7.63		1.11		5.01		85,119	43.16
8.13	13.07		1.11		5.73		69,100	45.87

8.13	4.79	(d)	0.42	(d)	2.12	(d)	5,242	53.28	(d)
7.93	12.29		0.86		4.40		2,072	119.02
7.40	(4.59	)(d)	0.87	(g)	4.27	(g)	207	118.51

8.09	4.93	(d)	0.30	(d)	2.25	(d)	24,290	53.28	(d)
7.86	12.62		0.61		2.70		386	119.02
7.36	(4.50	)(d)	0.62	(g)	4.39	(g)	10	118.51

8.09	4.97	(d)	0.26	(d)	2.27	(d)	39,123	53.28	(d)
7.89	12.56		0.53		4.83		15,346	119.02
7.37	(4.36	)(d)	0.54	(g)	4.49	(g)	10,994	118.51

See Notes to Financial Statements.	51

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has twelve active share classes: Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. Class F3 shares commenced on April 4, 2017.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains upon settlement of such transactions are included in Net realized loss on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Financial Statements (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Fund entered into credit default swaps based on CMBX indexes, CDX indexes and single issuers, which are comprised of a basket of commercial mortgage-backed securities, a basket of investment grade securities and a corporate issuer, respectively.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Fund, since such credit default swaps enter into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

(j)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2017, the Fund had no unfunded loan commitments.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2017, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2017:

Distributor	Dealers’
Commissions	Concessions
$308,708	$2,078,347

Distributor received CDSCs of $50,483 and $68,842 for Class A and Class C shares, respectively, for the six months ended June 30, 2017.

Other Related Parties

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016 was as follows:

	Six Months Ended
	6/30/2017	Year Ended
	(unaudited)	12/31/2016
Distributions paid from:
Ordinary income	$221,259,325	$414,930,743
Total distributions paid	$221,259,325	$414,930,743

As of December 31, 2016 the fund had a capital loss carryforward of $181,364,446 which will carryforward indefinitely.

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$10,674,021,850
Gross unrealized gain	528,017,095
Gross unrealized loss	(141,449,373)
Net unrealized security gain	$386,567,722

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases	Purchases	Sales	Sales
$515,787,500	$5,890,275,129	$258,232,422	$5,007,448,108

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017 the Fund engaged in cross-trades purchases of $3,666,919 and sales of $64,342,457, which resulted in net realized losses of $4,441,376.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2017 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2017 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2017, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$773,607	$–
Futures Contracts(2)	$3,286,389	$–	$–

Liability Derivatives
Centrally Cleared Credit Default Swaps(3)	$–	$–	$1,357,876
Futures Contracts(2)	$6,331,134	$–	$–
Forward Foreign Currency Exchange Contracts(4)	$–	$8,541,220	$–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2017, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps Contracts	$–	$–	$(12,288,854)
Forward Foreign Currency Exchange Contracts	$–	$(4,180,472)	$–
Futures Contracts	$(16,994,737)	$–	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps Contracts	$–	$–	$2,602,404
Forward Foreign Currency Exchange Contracts	$–	$(8,818,042)	$–
Futures Contracts	$(13,741,573)	$–	$–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps Contracts(4)	$–	$–	$366,634,143
Forward Foreign Currency Exchange Contracts(4)	$–	$209,684,066	$–
Futures Contracts(3)	16,908	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2017.
(1)	Statements of Operations location: Net realized loss on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$773,607	$–	$773,607
Repurchase Agreement	404,468,173	–	404,468,173
Total	$405,241,780	$–	$405,241,780

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$404,468,173	$–	$–	$(404,468,173)	$–
Goldman Sachs	157,349	–	–	–	157,349
J.P. Morgan Chase	246,922	(246,922)	–	–	–
State Street Bank and Trust	369,336	(369,336)	–	–	–
Total	$405,241,780	$(616,258)	$–	$(404,468,173)	$157,349

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,541,220	$–	$8,541,220
Total	$8,541,220	$–	$8,541,220

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$175,753	$–	$–	$–	$175,753
J.P. Morgan Chase	5,310,042	(246,922)	(4,620,000)	–	443,120
State Street Bank and Trust	2,649,637	(369,336)	(2,280,301)	–	–
UBS AG	405,788	–	(200,000)	–	205,788
Total	$8,541,220	$(616,258)	$(7,100,301)	$–	$824,661

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2017.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

Notes to Financial Statements (unaudited)(continued)

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the six months ended June 30, 2017, the Fund participated as a lender in the Interfund Lending Program. The average amount loaned and average interest rate were $15,535,775 and 0.855%, respectively. The Fund earned interest of $364, which is included in the Statement of Operations. There were no interfund loans outstanding as of June 30, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-

Notes to Financial Statements (unaudited)(continued)

related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest a portion of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest a portion of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		June 30, 2017		Year Ended
		(unaudited)		December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	73,142,903	$591,028,556	96,554,562	$734,598,779
Converted from Class B*	3,024,700	24,451,473	2,402,000	18,361,615
Reinvestment of distributions	10,620,997	85,915,842	24,156,544	185,156,217
Shares reacquired	(92,159,835)	(743,444,374)	(150,442,185)	(1,152,105,403)
Decrease	(5,371,235)	$(42,048,503)	(27,329,079)	$(213,988,792)

Class B Shares
Shares sold	150,661	$1,216,326	84,284	$643,460
Reinvestment of distributions	76,015	616,437	297,726	2,280,954
Shares reacquired	(700,022)	(5,660,526)	(2,275,205)	(17,467,322)
Converted to Class A*	(3,013,516)	(24,451,473)	(2,392,780)	(18,361,615)
Decrease	(3,486,862)	$(28,279,236)	(4,285,975)	$(32,904,523)

Class C Shares
Shares sold	18,609,272	$150,657,731	30,436,191	$232,954,193
Reinvestment of distributions	3,667,623	29,742,059	8,153,480	62,644,241
Shares reacquired	(40,334,271)	(327,035,172)	(54,095,042)	(414,713,414)
Decrease	(18,057,376)	$(146,635,382)	(15,505,371)	$(119,114,980)

Class F Shares
Shares sold	204,821,766	$1,650,905,004	167,349,652	$1,287,626,045
Reinvestment of distributions	7,513,572	60,724,910	10,622,346	81,513,913
Shares reacquired	(48,479,788)	(390,810,640)	(104,714,614)	(792,841,046)
Increase	163,855,550	$1,320,819,274	73,257,384	$576,298,912

Class F3 Shares(a)
Shares sold	1,459,721	$11,837,949	–	$–
Reinvestment of distributions	936	7,572	–	–
Shares reacquired	(291)	(2,356)	–	–
Increase	1,460,366	$11,843,165	–	$–

Class I Shares
Shares sold	11,589,128	$93,032,778	27,732,816	$205,663,306
Reinvestment of distributions	1,129,002	9,083,464	2,288,416	17,488,859
Shares reacquired	(8,030,691)	(64,427,596)	(24,870,064)	(189,440,579)
Increase	4,687,439	$37,688,646	5,151,168	$33,711,586

Class P Shares
Shares sold	309,452	$2,551,984	607,662	$4,792,801
Reinvestment of distributions	97,922	809,754	213,339	1,671,970
Shares reacquired	(562,283)	(4,641,020)	(985,660)	(7,677,577)
Decrease	(154,909)	$(1,279,282)	(164,659)	$(1,212,806)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		June 30, 2017		Year Ended
		(unaudited)		December 31, 2016
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	531,698	$4,275,055	311,523	$2,393,708
Reinvestment of distributions	8,893	72,038	10,715	82,262
Shares reacquired	(205,834)	(1,666,377)	(201,119)	(1,514,171)
Increase	334,757	$2,680,716	121,119	$961,799

Class R3 Shares
Shares sold	4,520,131	$36,359,015	4,621,266	$35,400,805
Reinvestment of distributions	339,484	2,741,382	670,499	5,136,424
Shares reacquired	(3,983,539)	(32,026,446)	(3,636,062)	(27,625,886)
Increase	876,076	$7,073,951	1,655,703	$12,911,343

Class R4 Shares
Shares sold	539,488	$4,358,826	268,858	$2,113,597
Reinvestment of distributions	6,039	48,911	2,494	19,367
Shares reacquired	(162,005)	(1,307,583)	(37,980)	(300,483)
Increase	383,522	$3,100,154	233,372	$1,832,481

Class R5 Shares
Shares sold	3,208,705	$25,534,015	49,669	$386,617
Reinvestment of distributions	61,155	492,732	578	4,507
Shares reacquired	(317,610)	(2,544,065)	(2,452)	(19,220)
Increase	2,952,250	$23,482,682	47,795	$371,904

Class R6 Shares
Shares sold	3,484,541	$27,927,808	447,311	$3,462,356
Reinvestment of distributions	54,854	441,950	82,747	633,032
Shares reacquired	(647,867)	(5,189,199)	(77,379)	(584,040)
Increase	2,891,528	$23,180,559	452,679	$3,511,348

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.

15.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (“the SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures with no effect on the Funds’ net assets or results of operations.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017